Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net loss	$ (81,278)	$ (77,209)
Adjustments:
Depreciation, depletion and amortization	129,692	103,429
Reclamation expense (recovery)	33,957	(94,021)
Share-based compensation expense	9,997	770
Finance costs	15,345	9,523
Income tax expense	94,912	32,776
Inventory impairment	3,675	5,282
Impairment loss	34,101	145,903
Other	6,160	(8,773)
Income taxes paid	(44,201)	(55,628)
Cash flows from (used in) operations before changes in working capital	202,360	62,052
Changes in working capital	43,237	(64,032)
Cash provided by (used in) operating activities	245,597	(1,980)
Investing activities
Property, plant and equipment additions	(85,306)	(80,930)
Proceeds from sale of Greenstone Partnership	(31,500)	(176,737)
Proceeds from sale of Greenstone Partnership	25,000	0
Proceeds from disposition of property, plant and equipment	1,516	2,025
Cash used in investing activities	(90,290)	(255,642)
Financing activities
Dividends paid	(44,907)	(47,667)
Payment of borrowing and financing costs	(4,210)	(2,255)
Repayment of lease obligations	(6,803)	(6,755)
Proceeds from common shares issued	2,058	3,484
Payment for common shares repurchased and cancelled	(20,420)	(104,499)
Cash used in financing activities	(74,282)	(157,692)
Increase (decrease) in cash and cash equivalents during the period	81,025	(415,314)
Cash and cash equivalents at beginning of the period	531,916	947,230
Cash and cash equivalents at end of the period	$ 612,941	$ 531,916